S000030566 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
J.P. Morgan GBI-EM Global Diversified Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	19.26%	1.12%	3.88%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		21.09%	0.99%	3.75%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.54%	(0.43%)	2.64%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.70%	0.17%	2.47%
Class N
Prospectus [Line Items]
Average Annual Return, Percent		21.13%	0.94%	3.71%

[1]	The J.P. Morgan GBI-EM Global Diversified Index is a comprehensive emerging markets debt index, and consists of liquid, fixed-rate, local currency government bonds.